Commitments and Contingencies (Details) - USD ($)							1 Months Ended				12 Months Ended
	Oct. 31, 2025	Jul. 08, 2025	Jun. 28, 2024	Oct. 12, 2022	Apr. 12, 2021	Jan. 05, 2021	May 31, 2025	Nov. 30, 2024	Oct. 31, 2024	Apr. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	Nov. 11, 2024	Sep. 30, 2021
Commitments and Contingencies [Line Items]
Annual cash bonus															$ 60,000
Payment option fee		$ 1,000
Percentage of sublicense income receivable											25.00%
Amortized over term											15 years
License fee revenues											$ 6,378	$ 838
Prepaid expense and other current assets											208,559	30,957
Prepaid expenses – non-current												59,145
License agreement use ful life											20 years
Percentage of net sales											2.00%
Royalty payment											$ 500,000
Percentage of license fee											5.00%
Unreimbursed patent expenses			$ 197,400													$ 197,400
Increased in accounts payable			$ 197,400
Accounts payable												$ 147,400
Convertible preferred stock designated (in Shares)											5,000,000	5,000,000
Common shares issued (in Shares)	214,285
Cash											$ 3
Recognized revenue											3,352	$ 3,352
Deferred revenue – current portion amounted											72,102	72,102
Deferred revenue – long-term portion amounted											649,476	721,578
Research and development expenses											$ 2,160,829	2,368,156
Accounts Payable [Member]
Commitments and Contingencies [Line Items]
Increased in accounts payable							$ 12,400
Licensing Agreements [Member]
Commitments and Contingencies [Line Items]
Payment option fee									$ 50,000
License agreement use ful life											20 years
License [Member]
Commitments and Contingencies [Line Items]
Payment option fee								$ 50,000
1st and 2nd Anniversary [Member] | Licensing Agreements [Member]
Commitments and Contingencies [Line Items]
Payment option fee											$ 25,000
Patent Products [Member]
Commitments and Contingencies [Line Items]
Percentage of net sales											4.00%
License Fee Revenues [Member]
Commitments and Contingencies [Line Items]
Recognized revenue											$ 68,750	68,750
Third Payment [Member]
Commitments and Contingencies [Line Items]
Initial license fee											50,000
Sublicense Agreement [Member]
Commitments and Contingencies [Line Items]
Sublicense income, percentage										25.00%
Sublicense agreement amount paid										$ 12,500
Deferred revenue – current portion amounted											68,750	68,750
Deferred revenue – long-term portion amounted											$ 618,750	687,500
Eric Weisblum [Member]
Commitments and Contingencies [Line Items]
Base salary				$ 350,000
Signing bonus				100,000
Eric Weisblum [Member] | Board of Directors [Member]
Commitments and Contingencies [Line Items]
Annual bonus				350,000
Mr. Weisblum [Member]
Commitments and Contingencies [Line Items]
Annual bonus				200,000
Paid bonus									$ 200,000
Daniel Ryweck [Member]
Commitments and Contingencies [Line Items]
Base salary				$ 60,000
Mr. Ryweck [Member]
Commitments and Contingencies [Line Items]
Paid bonus												25,000
Master License Agreement [Member]
Commitments and Contingencies [Line Items]
Percentage of sublicense income receivable											15.00%
Amortized over term											15 years
Prepaid expense and other current assets											$ 17,708	5,000
Prepaid expenses – non-current											0	50,625
Master License Agreement [Member] | Sublicense Agreement [Member]
Commitments and Contingencies [Line Items]
Prepaid expense and other current assets												838
Prepaid expenses – non-current												8,520
UMB Master License [Member] | License [Member]
Commitments and Contingencies [Line Items]
Payment option fee											75,000		$ 75,000	$ 75,000
Dr. James Kuo [Member]
Commitments and Contingencies [Line Items]
License fee revenues											37,917	5,000
Customer Sublicense Agreement with Aikido Pharma Inc [Member]
Commitments and Contingencies [Line Items]
Payment option fee											1,900,000
Prepaid expense and other current assets											2,980
Prepaid expenses – non-current											0
Deferred revenue – current portion amounted											3,352	3,352
Deferred revenue – long-term portion amounted											30,726	$ 34,078
Upfront license fees											$ 50,000
First commercial sale											10 years
Agreement shall expire											15 years
Customer Sublicense Agreement with Aikido Pharma Inc [Member] | License Fee Revenues [Member]
Commitments and Contingencies [Line Items]
Payment option fee											$ 50,000
Customer Patent License Agreement with Aikido Pharma Inc [Member]
Commitments and Contingencies [Line Items]
Non-refundable cash payment						$ 500,000					$ 500,000
Net sale percentage											2.00%
Revenue term					15 years	15 years
Common stock shares (in Shares)					625,000
Per share (in Dollars per share)					$ 0.85
Trading price					$ 531,250
Equity investment					531,250
Deferred revenue					531,250
Securities received					531,250
Consideration fee payable percentage											110.00%
Series M Convertible Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Convertible preferred stock designated (in Shares)											500
Converted shares (in Shares)											625,000
Restricted share (in Shares)						625,000
Common shares issued (in Shares)						500
Series M Convertible Preferred Stock [Member] | Customer Patent License Agreement with Aikido Pharma Inc [Member]
Commitments and Contingencies [Line Items]
Deferred revenue					1,031,250
Cash					$ 500,000
Series M Convertible Preferred [Member]
Commitments and Contingencies [Line Items]
Convertible preferred stock (in Shares)					500
Maximum [Member]
Commitments and Contingencies [Line Items]
Accounts payable											$ 100,000
Maximum [Member] | Columbia License Agreement [Member]
Commitments and Contingencies [Line Items]
Unreimbursed patent expenses							197,400
Minimum [Member]
Commitments and Contingencies [Line Items]
Accounts payable											$ 35,000
Minimum [Member] | Columbia License Agreement [Member]
Commitments and Contingencies [Line Items]
Unreimbursed patent expenses							$ 185,000